Stockholders' Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 16, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Dividends per common share (in dollars per share)	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.15	$ 0.15	$ 0.72	$ 0.66	$ 0.60
Dividends									$ 289	$ 294	$ 293
Class B Common Stock purchased (shares)									16,200,000
Class B Common Stock purchased									$ 1,050
Average price per share repurchased (in dollars per share)									$ 64.70
Remaining authorization under repurchase program	$ 3,060								$ 3,060
Minimum Class A shares needed for conversion (in shares)	5,000								5,000
Conversion of A shares into B shares (shares)										100,000	100,000
Discontinued Operations [Member] | CBS Radio [Member] | Common Class B [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares received in exchange offer (in shares)												17,854,689
Discontinued Operations [Member] | CBS Radio [Member] | Common Stock [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares exchanged in exchange offer (in shares)												101,400,000